UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 6/30

Date of reporting period: 07/01/13 - 06/30/14


Item 1. Proxy Voting Record


========= WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND ==========


There were no proxies voted in relation to the securities held in the Fund's portfolio.


================ WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND ================


SOUTHERN CALIF PUB PWR AUTH  NAT GAS PROJ REV

Ticker:                      Security ID:  842471AT1
Meeting Date: SEP 13, 2013   Meeting Type: Written Consent
Record Date:  JUL 26, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      For          Management
      Which Are More Fully Described In The
      Consent Statement Dated July 30, 2013


--------------------------------------------------------------------------------

SOUTHERN CALIF PUB PWR AUTH  NAT GAS PROJ REV

Ticker:                      Security ID:  842471AZ7
Meeting Date: SEP 13, 2013   Meeting Type: Written Consent
Record Date:  JUL 26, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      For          Management
      Which Are More Fully Described In The
      Consent Statement Dated July 30, 2013


================= WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND =================


There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= WELLS FARGO ADVANTAGE HIGH YIELD MUNICIPAL BOND FUND =============


There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND =============


SOUTHERN CALIF PUB PWR AUTH  NAT GAS PROJ REV

Ticker:                      Security ID:  842471AT1
Meeting Date: SEP 13, 2013   Meeting Type: Written Consent
Record Date:  JUL 26, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      For          Management
      Which Are More Fully Described In The
      Consent Statement Dated July 30, 2013


================ WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND =================


There were no proxies voted in relation to the securities held in the Fund's portfolio.


================== WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND ===================


SOUTHERN CALIF PUB PWR AUTH  NAT GAS PROJ REV

Ticker:                      Security ID:  842471AZ7
Meeting Date: SEP 13, 2013   Meeting Type: Written Consent
Record Date:  JUL 26, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      For          Management
      Which Are More Fully Described In The
      Consent Statement Dated July 30, 2013


============== WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND ==============


There were no proxies voted in relation to the securities held in the Fund's portfolio.


=============== WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND ===============


There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND =============


There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND ==============


There were no proxies voted in relation to the securities held in the Fund's portfolio.


========= WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND =========


TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443DS2
Meeting Date: NOV 20, 2013   Meeting Type: Written Consent
Record Date:  OCT 23, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      For          Management
      which are more fully Described in the
      Consent Statement Dated October 24,
      2013


================ WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND =================


There were no proxies voted in relation to the securities held in the Fund's portfolio.

========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

BY: /S/ C. DAVID MESSMAN
NAME: C. DAVID MESSMAN
TITLE: SECRETARY
DATE: August 19, 2014